SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES AND JUDGMENTS (Details Narrative) - Beyond Solutions Ltd. [Member] - Share Exchange Agreement [Member]	Mar. 31, 2024	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Ownership interest		74.00%
Related parties [member]
IfrsStatementLineItems [Line Items]
Ownership interest	24.00%